DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, DC 20006-2401
TELEPHONE: 202-261-3300
FACSIMILE: 202-261-3333

October 17, 2005

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Capstone Church Bond Fund
File Nos. 333-12004 and 811-21662

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Capstone Church Bond Fund ("Fund") that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund does not differ from those contained in Pre-Effective Amendment No. 4 which was filed on September 30, 2005. The text of Pre-Effective Amendment No. 4 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3352.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler